Fees Summary	Oct. 08, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,577,000
Previously Paid Amount	0.00
Total Fee Amount	547.64
Total Offset Amount	0.00
Net Fee	547.64
Narrative - Max Aggregate Offering Price	$ 3,577,000
Final Prospectus	true